Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent events
On January 12 and on April 3, 2026, the vessels “Post Marvel” and “Eco Crossfire”, respectively, were delivered to the Company (Note 3).
On February 9, 2026, the Company’s Board of Directors approved a stock repurchase plan for an amount of up to $10,000,000 to be used for repurchasing the Company’s common shares. The Company completed the repurchase of

546,679
shares paying an average price per share of $4.12 and $2.3 million up until today.
On March 9, 2026, the Company declared dividends amounting to $435,246 to the holders of the Company’s Series A Preferred Shares.
Subsequent to December 31, 2025, military conflict involving Iran disrupted vessel transit in and around the Strait of Hormuz. At the date of the issuance of these consolidated financial statements the Company had two drybulk vessels awaiting for charterers instructions regarding transit in the area and cannot predict the duration or financial effect of this matter.